Note 18 - Condensed Consolidating Financial Statements (Details) - Condensed Consolidating Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Mar. 14, 2012
Current assets:
Cash and cash equivalents	$ 20,757	$ 26,690	[1]	$ 484	[1]	$ 0	[1]
Trade accounts receivable, net	54,075	60,730	[1]
Receivables from affiliates	0	0
Deferred tax assets	68	134	[1]
Deferred offering costs	0	2,539	[1]
Prepaid expenses and other	2,440	1,458	[1]
Total current assets	77,340	91,551	[1]
Property and equipment:
Property and equipment, at cost	27,878	42,529	[1]
Less: Accumulated depreciation	3,538	3,711	[1]
Total property and equipment, net	24,340	38,818	[1]
Intangible assets, net	30,245	32,551	[1]
Goodwill	55,545	75,466	[1]	33,877
Investment in subsidiaries	0
Notes receivable - affiliates	0	0
Debt issuance costs, net	2,318	2,149	[1]
Other assets	54	55	[1]
Total assets	189,842	240,590	[1]
Current liabilities:
Accounts payable	2,461	2,673	[1]
Accounts payable - affiliates	586	0	[1]
Accrued payroll and other	7,750	10,662	[1]
Income taxes payable	546	16,158	[1]
Total current liabilities	11,343	29,493	[1]
Long-term debt	77,600	75,000	[1]
Notes payable - affiliates		0
Commitments and contingencies	0		[1]
Deferred tax liabilities	438	541	[1]
Asset retirement obligations	33	9	[1]
Total liabilities	89,414	105,043	[1]
Owners' equity:
Total partners' capital	73,855	4,816	[1]
Non-controlling interests	26,573	0	[1]
Total parent net investment and owners' equity	100,428	135,547	[1]
Total liabilities, parent net investment and owners' equity	189,842	240,590	[1]
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalents	982	0		0
Trade accounts receivable, net	0	0
Receivables from affiliates	22	0
Deferred tax assets	0	0
Deferred offering costs		2,539
Prepaid expenses and other	0	147
Total current assets	1,004	2,686
Property and equipment:
Property and equipment, at cost	0	0
Less: Accumulated depreciation	0	0
Total property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	98,965
Notes receivable - affiliates	0	0
Debt issuance costs, net	2,318	2,149
Other assets	0	0
Total assets	102,287	4,835
Current liabilities:
Accounts payable	34	0
Accounts payable - affiliates	0	0
Accrued payroll and other	6	19
Income taxes payable	0	0
Total current liabilities	40	19
Long-term debt	0	0
Notes payable - affiliates		0
Commitments and contingencies	0
Deferred tax liabilities	0	0
Asset retirement obligations	0	0
Total liabilities	40	19
Owners' equity:
Total partners' capital	75,764
Non-controlling interests	26,483
Total parent net investment and owners' equity	102,247	4,816
Total liabilities, parent net investment and owners' equity	102,287	4,835
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	16,598	24,606		484
Trade accounts receivable, net	49,569	53,684
Receivables from affiliates	8,809	8,045
Deferred tax assets	15	0
Deferred offering costs		0
Prepaid expenses and other	2,339	1,281
Total current assets	77,330	87,616
Property and equipment:
Property and equipment, at cost	27,769	42,442
Less: Accumulated depreciation	3,485	3,690
Total property and equipment, net	24,284	38,752
Intangible assets, net	28,414	30,373
Goodwill	53,915	73,687
Notes receivable - affiliates	3,903	3,903
Debt issuance costs, net	0	0
Other assets	35	48
Total assets	187,881	234,379
Current liabilities:
Accounts payable	2,161	1,708
Accounts payable - affiliates	586	0
Accrued payroll and other	7,605	10,544
Income taxes payable	507	14,988
Total current liabilities	10,859	27,240
Long-term debt	77,600	75,000
Notes payable - affiliates		0
Commitments and contingencies	0
Deferred tax liabilities	0	0
Asset retirement obligations	33	9
Total liabilities	88,492	102,249
Owners' equity:
Total partners' capital	98,380
Non-controlling interests	1,009
Total parent net investment and owners' equity	99,389	132,130
Total liabilities, parent net investment and owners' equity	187,881	234,379
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	3,177	2,084		0
Trade accounts receivable, net	4,514	7,046
Receivables from affiliates	0	0
Deferred tax assets	53	134
Deferred offering costs		0
Prepaid expenses and other	101	30
Total current assets	7,845	9,294
Property and equipment:
Property and equipment, at cost	109	87
Less: Accumulated depreciation	53	21
Total property and equipment, net	56	66
Intangible assets, net	1,831	2,178
Goodwill	1,630	1,779
Investment in subsidiaries	0
Notes receivable - affiliates	0	0
Debt issuance costs, net	0	0
Other assets	19	6
Total assets	11,381	13,323
Current liabilities:
Accounts payable	266	965
Accounts payable - affiliates	8,839	8,044
Accrued payroll and other	139	99
Income taxes payable	39	1,170
Total current liabilities	9,283	10,278
Long-term debt	0	0
Notes payable - affiliates		3,795
Commitments and contingencies	3,479
Deferred tax liabilities	438	541
Asset retirement obligations	0	0
Total liabilities	13,200	14,614
Owners' equity:
Total partners' capital	(1,819)
Total parent net investment and owners' equity	(1,819)	(1,291)
Total liabilities, parent net investment and owners' equity	11,381	13,323
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0		0
Trade accounts receivable, net	(8)	0
Receivables from affiliates	(8,831)	(8,045)
Deferred tax assets	0	0
Deferred offering costs		0
Prepaid expenses and other	0	0
Total current assets	(8,839)	(8,045)
Property and equipment:
Property and equipment, at cost	0	0
Less: Accumulated depreciation	0	0
Total property and equipment, net	0	0
Intangible assets, net	0	0
Goodwill	0	0
Investment in subsidiaries	(98,965)
Notes receivable - affiliates	(3,903)	(3,903)
Debt issuance costs, net	0	0
Other assets	0	1
Total assets	(111,707)	(11,947)
Current liabilities:
Accounts payable	0	0
Accounts payable - affiliates	(8,839)	(8,044)
Accrued payroll and other	0	0
Income taxes payable	0	0
Total current liabilities	(8,839)	(8,044)
Long-term debt	0	0
Notes payable - affiliates		(3,795)
Commitments and contingencies	(3,479)
Deferred tax liabilities	0	0
Asset retirement obligations	0	0
Total liabilities	(12,318)	(11,839)
Owners' equity:
Total partners' capital	(98,470)
Non-controlling interests	(919)
Total parent net investment and owners' equity	(99,389)	(108)
Total liabilities, parent net investment and owners' equity	$ (111,707)	$ (11,947)

[1]	Recast - Note 2